INCOME TAX - Paragraphs (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022 ARS ($)	Jun. 16, 2021 item
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Inflation adjustment allocation		100.00%
Inflation adjustment allocated to first year (as a percent)	16.67%
Number of tiered tax structures | item						3
Applicable tax rate		34.00%	28.00%	30.00%
Dividend tax rate		7.00%
Income Up To AR$5 Million [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate		25.00%
Tax Structure Staggered Rates, Maximum Taxable Net Profit		$ 5,000,000
Income Up To AR$50 Million [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate		30.00%
More than $5,000,000 and up to $50,000,000 of Accumulated Taxable Net Income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax Structure Staggered Rates, Maximum Taxable Net Profit		$ 50,000,000
Tax Structure Staggered Rates, Fixed Amount, Minimum Taxable Net Profit		5,000,000
Tax Structure Staggered Rates, Fixed Amount, Threshold Taxable Net Income		$ 5,000,000
Tax Structure Staggered Rates, Fixed Amount, Income Tax					$ 1,250
More than $50,000,000 of Accumulated Taxable Net Income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate		35.00%
Tax Structure Staggered Rates, Maximum Taxable Net Profit		$ 50,000,000
Tax Structure Staggered Rates, Fixed Amount, Threshold Taxable Net Income		50,000,000
Tax Structure Staggered Rates, Fixed Amount, Income Tax		$ 14,750,000